Commitments, Contingencies And Guarantees - Contingencies (Details) - 12 months ended Dec. 31, 2017 CAD in Millions, $ in Millions	USD ($)	CAD
Commitments, Contingencies and guarantees
Insurance coverage	$ 400
Maximum potential amount payable under indemnification agreements | CAD		CAD 125
Risk mitigation instrument on foreign operations	300
Oil sands risks
Commitments, Contingencies and guarantees
Insurance coverage	1,300
Offshore risks
Commitments, Contingencies and guarantees
Insurance coverage	950
Refining risks
Commitments, Contingencies and guarantees
Insurance coverage	$ 1,300